Risk Report - Liquidity Risk - Parenthetical Information - Exposure (Detail: Text Values)	Dec. 31, 2021
Funding sources [Abstract]
Funding sources: term funding	19,700,000,000
Funding Sources, AT1 issuance	2,500,000,000
Funding Sources, Tier 2 issuance	1,100,000,000
Senior non-preferred plain-vanilla issuance	9,600,000,000
Senior preferred plain-vanilla issuance	4,000,000,000.0
Other senior preferred structured issuance	2,500,000,000
Of which emitted in Euro	6,800,000,000
Of which emitted in USD	11,300,000,000
Of which emitted in GBP	700,000,000
Of which emitted in other currencies	900,000,000
Investor base for issuances [Abstract]
Asset managers and pension funds	60.00%
Retail customers	5.00%
Banks	7.00%
Governments and agencies [Abstract]
Insurance companies	6.00%
Other institutional investors	21.00%
Geographical distribution of Funding sources [Abstract]
Germany	12.00%
Rest of Europe	33.00%
US	36.00%
Asia/Pacific	16.00%
Others	3.00%
Average spread of DB issuance over 3 months Euribor/ Libor in bps	161,000,000,000
Average tenor in years	5,700,000,000
Issuing volume of Funding sources [Abstract]
First quarter	7,000,000,000.0
Second quarter	5,000,000,000.0
Third quarter	1,300,000,000
Fourth quarter	6,300,000,000